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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—95.7%
ADVERTISING—0.3%
Focus Media Holding Ltd.#	238,400	$6,029,136

AEROSPACE & DEFENSE—3.1%
Boeing Co., /The	75,500	5,577,185
General Dynamics Corp.	139,600	9,255,480
Honeywell International, Inc.	577,600	39,415,424
Precision Castparts Corp.	39,500	7,244,300
		61,492,389
AIR FREIGHT & LOGISTICS—2.0%
FedEx Corp.	247,900	25,149,455
United Parcel Service, Inc., Cl. B	171,700	13,614,093
		38,763,548
AIRLINES—0.4%
Delta Air Lines, Inc.*	624,900	8,679,861

APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Fossil, Inc. *	86,500	9,132,670
Michael Kors Holdings Ltd. *	139,700	7,841,361
PVH Corp.	136,700	16,249,529
		33,223,560
APPAREL RETAIL—0.9%
Limited Brands, Inc.	213,100	10,233,062
VF Corp.	46,900	6,921,502
		17,154,564
APPLICATION SOFTWARE—2.5%
Cadence Design Systems, Inc. *	1,550,500	21,598,465
Citrix Systems, Inc. *	149,102	10,908,302
Salesforce.com, Inc. *	103,500	17,815,455
		50,322,222
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Affiliated Managers Group, Inc.*	48,000	6,908,640

AUTO PARTS & EQUIPMENT—1.1%
Delphi Automotive PLC *	308,200	11,915,012
WABCO Holdings, Inc. *	142,700	8,941,582
		20,856,594
BIOTECHNOLOGY—1.1%
Gilead Sciences, Inc. *	342,000	13,491,900
Vertex Pharmaceuticals, Inc. *	176,800	7,917,104
		21,409,004
BROADCASTING—0.9%
CBS Corp., Cl. B	430,440	17,957,957

BROADCASTING & CABLE TV—0.6%
Discovery Communications, Inc., Series A*	166,800	11,572,584

CABLE & SATELLITE—3.2%
DISH Network Corp.	337,700	12,586,079
Sirius XM Radio, Inc.	7,592,310	23,839,853

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CABLE & SATELLITE—(CONT.)
Time Warner Cable, Inc.	305,400	$27,284,436
		63,710,368
CASINOS & GAMING—1.0%
Las Vegas Sands Corp.	372,900	20,602,725

COMMODITY CHEMICALS—0.4%
LyondellBasell Industries NV, Cl. A	110,500	7,007,910

COMMUNICATIONS EQUIPMENT—2.8%
Cisco Systems, Inc.	506,800	10,424,876
F5 Networks, Inc. *	107,100	11,232,648
QUALCOMM, Inc.	516,300	34,091,289
		55,748,813
COMPUTER HARDWARE—5.6%
Apple, Inc.	245,400	111,733,074

CONSTRUCTION & ENGINEERING—1.9%
Chicago Bridge & Iron Co., NV #	365,200	18,555,812
Quanta Services, Inc. *	673,600	19,514,192
		38,070,004
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Caterpillar, Inc.	152,796	15,033,598
Cummins, Inc.	7,500	861,225
Joy Global, Inc.	96,100	6,070,637
Terex Corp. *	335,400	10,860,252
		32,825,712
CONSUMER FINANCE—1.2%
Capital One Financial Corp.	407,200	22,933,504

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc., Cl. A	34,597	17,935,085

DISTILLERS & VINTNERS—0.5%
Beam, Inc.	177,600	10,893,984

DIVERSIFIED BANKS—0.2%
Wells Fargo & Co.	90,200	3,141,666

DIVERSIFIED CHEMICALS—0.8%
Eastman Chemical Co.	103,200	7,342,680
PPG Industries, Inc.	61,900	8,534,153
		15,876,833
DRUG RETAIL—2.5%
CVS Caremark Corp.	974,185	49,878,272

ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Eaton Corp., PLC	224,088	12,761,812

FERTILIZERS & AGRICULTURAL CHEMICALS—1.0%
Monsanto Co.	98,200	9,952,570
Mosaic Co., /The	162,400	9,947,000
		19,899,570

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FOOTWEAR—0.6%
NIKE, Inc., Cl. B	220,300	$11,907,215

GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.*	395,945	18,300,578

HEALTH CARE EQUIPMENT—1.2%
Covidien PLC	328,840	20,499,886
Insulet Corp. *	133,500	3,079,845
		23,579,731
HEALTH CARE FACILITIES—1.2%
HCA Holdings, Inc.	364,900	13,738,485
Universal Health Services, Inc., Cl. B	163,510	9,261,206
		22,999,691
HEALTH CARE SERVICES—1.9%
Express Scripts, Inc.*	709,900	37,922,858

HOME IMPROVEMENT RETAIL—1.2%
Home Depot, Inc., /The	29,400	1,967,448
Lowe’s Companies, Inc.	580,800	22,180,752
		24,148,200
HOTELS RESORTS & CRUISE LINES—0.6%
Royal Caribbean Cruises Ltd.	309,300	11,196,660

HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	320,400	24,081,264

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	353,000	12,439,720

HYPERMARKETS & SUPER CENTERS—0.7%
Costco Wholesale Corp.	132,600	13,570,284

INDUSTRIAL MACHINERY—0.4%
Stanley Black & Decker, Inc.	108,900	8,366,787

INTEGRATED TELECOMMUNICATION SERVICES—1.3%
Verizon Communications, Inc.	573,600	25,014,696

INTERNET RETAIL—2.1%
Amazon.com, Inc.*	159,100	42,241,050

INTERNET SOFTWARE & SERVICES—7.7%
eBay, Inc. *	800,400	44,766,372
Equinix, Inc. *	66,300	14,283,009
Facebook, Inc. *	496,000	15,361,120
Google, Inc., Cl. A *	63,310	47,842,734
LinkedIn Corp. *	52,600	6,511,354
Sina Corp. *	306,500	16,836,045
VistaPrint NV *	131,063	4,698,609
		150,299,243
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	1,178,600	26,931,010
TD Ameritrade Holding Corp.	450,600	8,737,134
		35,668,144

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—4.1%
Accenture Ltd.	176,400	$12,681,396
Cognizant Technology Solutions Corp., Cl. A *	174,900	13,673,682
International Business Machines Corp.	273,900	55,620,873
		81,975,951
LIFE & HEALTH INSURANCE—0.1%
Lincoln National Corp.	70,000	2,028,600

LIFE SCIENCES TOOLS & SERVICES—0.2%
Thermo Fisher Scientific, Inc.	67,800	4,891,092

MANAGED HEALTH CARE—1.3%
UnitedHealth Group, Inc.	456,500	25,203,365

MOVIES & ENTERTAINMENT—0.5%
News Corp., Cl. A	328,900	9,123,686

MULTI-LINE INSURANCE—0.4%
American International Group, Inc.*	187,300	7,085,559

OIL & GAS EQUIPMENT & SERVICES—2.3%
Cameron International Corp. *	166,300	10,528,453
Halliburton Company	393,400	16,003,512
National Oilwell Varco, Inc.	111,100	8,236,954
Weatherford International Ltd. *	779,400	10,404,990
		45,173,909
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Anadarko Petroleum Corp.	383,600	30,695,672
Denbury Resources, Inc. *	228,000	4,247,640
Pioneer Natural Resources Co.	96,255	11,313,813
Whitinig Petroleum Corp. *	125,200	5,957,016
		52,214,141
OIL & GAS REFINING & MARKETING—0.4%
Valero Energy Corp.	160,000	6,996,800

OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
Bank of America Corp.	514,600	5,825,272
Citigroup, Inc.	357,300	15,063,768
JPMorgan Chase & Co.	45,500	2,140,775
		23,029,815
PAPER PRODUCTS—0.5%
International Paper Co.	234,400	9,708,848

PHARMACEUTICALS—5.0%
Bristol-Myers Squibb Co.	431,700	15,601,638
Eli Lilly & Co.	306,800	16,472,092
Johnson & Johnson	324,350	23,975,952
Pfizer, Inc.	1,221,800	33,330,704
Sanofi #	176,600	8,596,888
Zoetis, Inc. *(L2)	23,500	611,000
		98,588,274
RAILROADS—0.2%
CSX Corp.	188,910	4,161,687

	SHARES	VALUE
COMMON STOCKS—(CONT.)
REGIONAL BANKS—0.8%
Zions Bancorporation	685,500	$15,985,860

RESTAURANTS—1.9%
McDonald’s Corp.	264,000	25,156,560
Starbucks Corp.	233,800	13,120,856
		38,277,416
SECURITY & ALARM SERVICES—1.1%
ADT Corp., /The	229,727	10,912,032
Tyco International Ltd.	359,855	10,878,417
		21,790,449
SEMICONDUCTOR EQUIPMENT—1.1%
ASML Holding NV #	146,977	11,036,503
Lam Research Corp. *	275,700	11,342,298
		22,378,801
SEMICONDUCTORS—1.1%
Broadcom Corp., Cl. A	343,100	11,133,595
Skyworks Solutions, Inc. *	482,400	11,548,656
		22,682,251
SOFT DRINKS—2.3%
Coca-Cola Co., /The	533,800	19,878,712
PepsiCo, Inc.	348,500	25,388,225
		45,266,937
SPECIALTY CHEMICALS—1.1%
Celanese Corp.	236,900	11,105,872
Rockwood Holdings, Inc.	187,800	10,278,294
		21,384,166
SPECIALTY STORES—0.3%
Dick’s Sporting Goods, Inc.	127,000	6,043,930

SYSTEMS SOFTWARE—0.8%
Red Hat, Inc.*	279,900	15,551,244

TOBACCO—1.9%
Philip Morris International, Inc.	427,105	37,653,577

TRADING COMPANIES & DISTRIBUTORS—1.0%
MRC Global, Inc. *	89,100	2,738,043
United Rentals, Inc. *	193,100	9,774,722
WESCO International, Inc. *	112,600	8,211,918
		20,724,683
WIRELESS TELECOMMUNICATION SERVICES—0.9%
SBA Communications Corp., Cl. A *	68,852	4,796,230
Vodafone Group PLC #	496,400	13,561,648
		18,357,878
TOTAL COMMON STOCKS (Cost $1,624,101,315)		1,895,404,431

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP —0.9%
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Blackstone Group LP	599,700	$11,094,450
Carlyle Group LP, /The	229,600	7,172,704
		18,267,154
TOTAL MASTER LIMITED PARTNERSHIP (Cost $14,076,372)		18,267,154

REAL ESTATE INVESTMENT TRUST—2.0%
MORTGAGE—0.8%
Two Harbors Investment Corp.	1,204,400	14,958,648

RESIDENTIAL—0.5%
American Homes 4 Rent*(L2)(a)	601,635	9,325,343

SPECIALIZED—0.7%
Ryman Hospitality Properties	406,869	16,262,553
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $38,522,251)		40,546,544

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.2%
HOMEBUILDING—0.2%
Lennar Corp., 3.25%, 11/15/21(L2)(a) (Cost $1,982,000)	1,982,000	3,776,949

Total Investments (Cost $1,678,681,938)(b)	98.8%	1,957,995,078
Other Assets in Excess of Liabilities	1.2	23,702,545
NET ASSETS	100.0%	$1,981,697,623

‡               Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                      Non-income producing security.

#                      American Depositary Receipts.

(a)              Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.7% of the net assets of the Fund.

(b)              At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,708,074,500, amounted to $249,920,578 which consisted of aggregate gross unrealized appreciation of $283,204,878 and aggregate gross unrealized depreciation of $33,284,300.

(L2)       Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER CAPITAL APPRECIATION FOCUS FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—90.9%
AEROSPACE & DEFENSE—2.9%
Honeywell International, Inc.	5,900	$402,616

AIR FREIGHT & LOGISTICS—3.4%
FedEx Corp.	4,600	466,670

APPAREL ACCESSORIES & LUXURY GOODS—1.5%
PVH Corp.	1,700	202,079

APPLICATION SOFTWARE—2.6%
Cadence Design Systems, Inc.*	25,800	359,394

AUTO PARTS & EQUIPMENT—2.1%
Delphi Automotive PLC *	3,350	129,511
WABCO Holdings, Inc. *	2,550	159,783
		289,294
BIOTECHNOLOGY—0.3%
Vertex Pharmaceuticals, Inc.*	900	40,302

BROADCASTING—1.2%
CBS Corp., Cl. B	3,950	164,794

CABLE & SATELLITE—3.3%
Sirius XM Radio, Inc.	48,700	152,918
Time Warner Cable, Inc.	3,350	299,289
		452,207
CASINOS & GAMING—1.5%
Las Vegas Sands Corp.	3,850	212,713

COMMUNICATIONS EQUIPMENT—2.6%
Cisco Systems, Inc.	6,950	142,962
QUALCOMM, Inc.	3,150	207,994
		350,956
COMPUTER HARDWARE—5.3%
Apple, Inc.	1,600	728,495

CONSTRUCTION & ENGINEERING—3.9%
Chicago Bridge & Iron Co., NV #	7,150	363,291
Quanta Services, Inc. *	6,100	176,717
		540,008
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Caterpillar, Inc.	650	63,954
Terex Corp. *	2,200	71,236
		135,190
CONSUMER FINANCE—1.4%
Capital One Financial Corp.	3,450	194,304

DRUG RETAIL—4.0%
CVS Caremark Corp.	10,800	552,959

FERTILIZERS & AGRICULTURAL CHEMICALS—1.6%
Monsanto Co.	2,200	222,970

GENERAL MERCHANDISE STORES—1.4%
Dollar General Corp.*	4,150	191,813

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—1.7%
HCA Holdings, Inc.	6,050	$227,783

HEALTH CARE SERVICES—2.0%
Express Scripts, Inc.*	5,100	272,442

HOME IMPROVEMENT RETAIL—3.2%
Home Depot, Inc., /The	3,550	237,566
Lowe’s Companies, Inc.	5,450	208,136
		445,702
HOUSEHOLD PRODUCTS—2.0%
Procter & Gamble Co., /The	3,650	274,334

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.4%
Robert Half International, Inc.	5,450	192,058

INTEGRATED TELECOMMUNICATION SERVICES—2.0%
Verizon Communications, Inc.	6,300	274,743

INTERNET RETAIL—2.6%
Amazon.com, Inc.*	1,320	350,460

INTERNET SOFTWARE & SERVICES—7.3%
eBay, Inc. *	5,600	313,207
Facebook, Inc. *	4,400	136,268
Google, Inc., Cl. A *	539	407,316
Sina Corp. *	2,550	140,072
		996,863
INVESTMENT BANKING & BROKERAGE—2.6%
Morgan Stanley	15,350	350,748

IT CONSULTING & OTHER SERVICES—5.0%
Accenture Ltd.	3,850	276,777
International Business Machines Corp.	2,000	406,139
		682,916
MANAGED HEALTH CARE—1.5%
UnitedHealth Group, Inc.	3,750	207,038

OIL & GAS EQUIPMENT & SERVICES—2.2%
Schlumberger Ltd.	3,850	300,493

OIL & GAS EXPLORATION & PRODUCTION—3.4%
Anadarko Petroleum Corp.	3,850	308,077
Pioneer Natural Resources Co.	1,300	152,802
		460,879
OTHER DIVERSIFIED FINANCIAL SERVICES—1.6%
Citigroup, Inc.	5,300	223,448

PACKAGED FOODS & MEATS—1.1%
Dean Foods Co.*	7,900	144,649

PHARMACEUTICALS—2.8%
Eli Lilly & Co.	2,500	134,225
Pfizer, Inc.	9,250	252,340
		386,565

	SHARES	VALUE
COMMON STOCKS—(CONT.)
REGIONAL BANKS—1.6%
Zions Bancorporation	9,400	$219,208

RESTAURANTS—2.7%
McDonald’s Corp.	3,950	376,396

SPECIALTY CHEMICALS—1.5%
Celanese Corp.	4,400	206,272

SYSTEMS SOFTWARE—2.0%
Red Hat, Inc.*	5,050	280,578

TRADING COMPANIES & DISTRIBUTORS—0.7%
WESCO International, Inc.*	1,400	102,102
TOTAL COMMON STOCKS (Cost $11,680,565)		12,482,441

REAL ESTATE INVESTMENT TRUST—1.0%
SPECIALIZED—1.0%
Ryman Hospitality Properties	3,400	135,898
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $127,767)		135,898

Total Investments (Cost $11,808,332)(a)	91.9%	12,618,339
Other Assets in Excess of Liabilities	8.1	1,121,847
NET ASSETS	100.0%	$13,740,186

‡               Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                 Non-income producing security.

#                 American Depositary Receipts.

(a)         At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,844,300, amounted to $774,039 which consisted of aggregate gross unrealized appreciation of $978,214 and aggregate gross unrealized depreciation of $204,175.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER MID CAP GROWTH  INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—97.4%
ADVERTISING—0.5%
Lamar Advertising Co., Cl. A*	22,800	$972,192

AEROSPACE & DEFENSE—1.8%
B/E Aerospace, Inc. *	28,200	1,452,018
Triumph Group, Inc.	27,600	1,942,212
		3,394,230
AIR FREIGHT & LOGISTICS—0.5%
Expeditors International of Washington Inc.	22,200	952,380

AIRLINES—1.5%
Alaska Air Group, Inc. *	31,100	1,434,643
Delta Air Lines, Inc. *	103,500	1,437,615
		2,872,258
ALTERNATIVE CARRIERS—0.8%
TW Telecom, Inc.*	56,000	1,547,280

APPAREL ACCESSORIES & LUXURY GOODS—4.4%
Fifth & Pacific Cos, Inc. *	154,000	2,325,400
Michael Kors Holdings Ltd. *	30,400	1,706,352
PVH Corp.	24,400	2,900,427
Ralph Lauren Corp.	10,200	1,698,096
		8,630,275
APPAREL RETAIL—1.2%
Limited Brands, Inc.	48,300	2,319,366

APPLICATION SOFTWARE—3.6%
Cadence Design Systems, Inc. *	165,600	2,306,808
Citrix Systems, Inc. *	30,200	2,209,432
Nuance Communications, Inc. *	31,800	764,790
Splunk, Inc. *	50,785	1,673,874
		6,954,904
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Affiliated Managers Group, Inc. *	6,800	978,724
T. Rowe Price Group, Inc.	21,400	1,529,030
WisdomTree Investments, Inc. *	56,000	484,400
		2,992,154
AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC*	51,350	1,985,191

BIOTECHNOLOGY—4.3%
Alexion Pharmaceuticals, Inc. *	14,100	1,325,259
Idenix Pharmaceuticals, Inc. *	183,759	872,855
Medivation, Inc. *	45,600	2,478,816
Merrimack Pharmaceuticals, Inc. *	213,133	1,293,717
Onyx Pharmaceuticals, Inc. *	11,450	887,604
Vertex Pharmaceuticals, Inc. *	30,100	1,347,878
		8,206,129
BROADCASTING—2.5%
CBS Corp., Cl. B	45,800	1,910,776
Discovery Communications, Inc., Series C *	28,900	1,841,219

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BROADCASTING—(CONT.)
Scripps Networks Interactive, Inc., Cl. A	18,700	$1,155,099
		4,907,094
BUILDING PRODUCTS—0.7%
Owens Corning*	30,700	1,279,269

CABLE & SATELLITE—1.3%
AMC Networks, Inc. *	4,800	273,456
DISH Network Corp. *	48,500	1,807,595
Sirius XM Radio, Inc.	119,700	375,858
		2,456,909
CASINOS & GAMING—1.0%
Wynn Resorts Ltd.*	14,800	1,853,256

CHEMICALS—0.0%
Metabolix, Inc.*	19,400	29,100

COMMUNICATIONS EQUIPMENT—1.1%
F5 Networks, Inc. *	13,500	1,415,880
Motorola Solutions, Inc.	13,000	759,070
		2,174,950
COMPUTER HARDWARE—0.5%
Teradata Corp.*	14,900	993,234

COMPUTER STORAGE & PERIPHERALS—0.4%
SanDisk Corp.*	14,600	729,854

CONSTRUCTION & ENGINEERING—1.3%
Quanta Services, Inc. *	40,800	1,181,976
TPI - Triunfo Participacoes e Investimentos SA	210,000	1,305,907
		2,487,883
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Terex Corp.*	30,000	971,400

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Alliance Data Systems Corp. *	6,200	977,120
Paychex, Inc.	30,000	978,900
		1,956,020
DISTILLERS & VINTNERS—1.4%
Beam, Inc.	43,100	2,643,754

DISTRIBUTORS—0.8%
LKQ Corp.*	66,400	1,486,696

DIVERSIFIED CHEMICALS—2.4%
Eastman Chemical Co.	27,000	1,921,050
PPG Industries, Inc.	20,000	2,757,400
		4,678,450
EDUCATION SERVICES—0.7%
Anhanguera Educacional Participacoes SA	71,500	1,391,714

ELECTRIC UTILITIES—1.0%
ITC Holdings Corp.	22,800	1,846,800

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Eaton Corp., PLC	25,200	$1,435,140
Rockwell Automation, Inc.	16,200	1,444,878
		2,880,018
ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Clean Harbors, Inc. *	25,900	1,439,781
Stericycle, Inc. *	18,300	1,726,605
		3,166,386
FOOD RETAIL—1.7%
Fresh Market, Inc., /The *	45,916	2,244,833
Whole Foods Market, Inc.	10,200	981,750
		3,226,583
GENERAL MERCHANDISE STORES—1.4%
Dollar General Corp.*	57,250	2,646,095

HEALTH CARE DISTRIBUTORS—1.0%
Cardinal Health, Inc.	44,850	1,964,879

HEALTH CARE EQUIPMENT—0.3%
Thoratec Corp.*	15,800	577,174

HEALTH CARE FACILITIES—0.9%
Tenet Healthcare Corporation*	42,250	1,640,568

HEALTH CARE SERVICES—1.8%
Catamaran Corp. *	38,910	2,019,040
HMS Holdings Corp. *	54,700	1,491,122
		3,510,162
HEALTH CARE TECHNOLOGY—1.0%
Agilent Technologies, Inc.	43,300	1,938,974

HOMEBUILDING—0.3%
Standard Pacific Corp.*	72,500	601,750

HOTELS RESORTS & CRUISE LINES—1.2%
Wyndham Worldwide Corporation	41,200	2,298,548

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Robert Half International, Inc.	54,700	1,927,628

INDUSTRIAL MACHINERY—3.4%
Chart Industries, Inc. *	15,100	999,469
Pall Corp.	22,900	1,564,070
Parker Hannifin Corp.	11,600	1,078,452
SPX Corp.	20,400	1,522,452
Xylem, Inc.	51,500	1,438,395
		6,602,838
INTERNET SOFTWARE & SERVICES—4.1%
Equinix, Inc. *	6,700	1,443,381
LinkedIn Corp. *	21,100	2,611,969
OpenTable, Inc. *	30,200	1,591,238
Rackspace Hosting, Inc. *	19,300	1,454,255
Yelp, Inc. *	36,100	766,764
		7,867,607

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—0.5%
TD Ameritrade Holding Corp.	51,100	$990,829

LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.	34,500	999,810

LIFE SCIENCES TOOLS & SERVICES—0.4%
Illumina, Inc.*	16,700	845,521

METAL & GLASS CONTAINERS—0.9%
Crown Holdings, Inc.*	47,400	1,794,564

MOTORCYCLE MANUFACTURERS—0.7%
Harley-Davidson, Inc.	24,200	1,268,564

OIL & GAS EQUIPMENT & SERVICES—2.4%
Cameron International Corp. *,^	39,050	2,472,256
Superior Energy Services, Inc. *	86,700	2,164,899
		4,637,155
OIL & GAS EXPLORATION & PRODUCTION—4.3%
Cabot Oil & Gas Corp. ^	30,800	1,625,624
Denbury Resources, Inc. *,^	95,100	1,771,713
Pioneer Natural Resources Co. ^	32,500	3,820,050
Whitinig Petroleum Corp. *,^	20,300	965,874
		8,183,261
OIL & GAS REFINING & MARKETING—0.4%
Tesoro Corp.^	16,900	822,861

PACKAGED FOODS & MEATS—2.4%
ConAgra Foods, Inc.	68,000	2,222,920
Hershey Co., /The	30,700	2,439,115
		4,662,035
PAPER PRODUCTS—1.0%
International Paper Co.	44,300	1,834,906

PHARMACEUTICALS—3.2%
Actavis, Inc. *	33,300	2,876,787
Questcor Pharmaceuticals, Inc.	46,950	1,196,286
Vivus, Inc. *	54,400	658,784
Warner Chilcott PLC, Cl. A	98,700	1,398,579
Zoetis, Inc. *(L2)	2,300	59,800
		6,190,236
PROPERTY & CASUALTY INSURANCE—0.5%
Fidelity National Financial, Inc.	39,100	981,410

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
BR Properties SA	125,100	1,624,390

REAL ESTATE SERVICES—1.3%
Jones Lang LaSalle, Inc.	28,200	2,598,348

REGIONAL BANKS—1.0%
Zions Bancorporation	79,200	1,846,944

RESEARCH & CONSULTING SERVICES—1.7%
CoStar Group, Inc. *	17,400	1,631,772

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—(CONT.)
Verisk Analytics, Inc., Cl. A *	28,200	$1,555,512
		3,187,284
RESTAURANTS—0.6%
Chipotle Mexican Grill, Inc.*	3,500	1,074,535

SECURITY & ALARM SERVICES—0.7%
ADT Corp., /The*	30,100	1,429,750

SEMICONDUCTOR EQUIPMENT—1.1%
Lam Research Corp.*	52,100	2,143,394

SEMICONDUCTORS—3.4%
Avago Technologies Ltd.	51,400	1,838,578
Microsemi Corp. *	75,800	1,585,736
Skyworks Solutions, Inc. *	65,900	1,577,646
Xilinx, Inc.	43,300	1,580,017
		6,581,977
SPECIALIZED FINANCE—0.6%
Moody’s Corp.	20,400	1,118,328

SPECIALTY CHEMICALS—2.3%
Celanese Corp.	47,600	2,231,488
Rockwood Holdings, Inc.	40,600	2,222,038
		4,453,526
SPECIALTY STORES—1.0%
L’Occitane International SA	314,700	945,478
Tractor Supply Co.	9,900	1,026,333
		1,971,811
SYSTEMS SOFTWARE—3.5%
CommVault Systems, Inc. *	13,100	1,005,163
Fortinet, Inc. *	59,300	1,398,887
NetSuite, Inc. *	7,000	491,610
Red Hat, Inc. *	48,000	2,666,880
Sourcefire, Inc. *	25,700	1,094,820
		6,657,360
TRADING COMPANIES & DISTRIBUTORS—1.5%
WESCO International, Inc. *	13,200	962,676
WW Grainger, Inc.	9,000	1,960,380
		2,923,056
WIRELESS TELECOMMUNICATION SERVICES—1.7%
SBA Communications Corp., Cl. A*	45,900	3,197,394
TOTAL COMMON STOCKS (Cost $177,751,307)		187,581,201

MASTER LIMITED PARTNERSHIP —0.8%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
KKR & Co., LP	94,100	1,588,408
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,671,412)		1,588,408

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.6%
RESIDENTIAL—1.1%
American Homes 4 Rent*(L2)(a)	131,900	$2,044,450

SPECIALIZED—0.5%
Extra Space Storage, Inc.	26,200	1,043,808
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,797,593)		3,088,258

	CONTRACTS
PURCHASED OPTIONS—0.0%
PUT OPTIONS—0.0%
Cameron International Corp./ February/ 55*	102	510
Tesoro Corp./ February/ 43*	136	2,448
(Cost $5,925)		2,958
TOTAL PURCHASED OPTIONS (Cost $5,925)		2,958

Total Investments (Cost $182,226,237)(b)	99.8%	192,260,825
Other Assets in Excess of Liabilities	0.2	272,844
NET ASSETS	100.0%	$192,533,669

‡               Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^                         All or a portion of this security has been pledged as collateral for written call options.

*                        Non-income producing security.

(a)                Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.1% of the net assets of the Fund.

(b)                At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $183,998,535, amounted to $8,262,290 which consisted of aggregate gross unrealized appreciation of $16,347,432 and aggregate gross unrealized depreciation of $8,085,142.

(L2)         Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cabot Oil & Gas Corp./ February/ 49	69	6,900	$1,380
Cabot Oil & Gas Corp./ February/ 50	68	6,800	2,108
Cabot Oil & Gas Corp./ February/ 55	68	6,800	16,320
Cameron International Corp./ February/ 57.5	68	6,800	680
Cameron International Corp./ February/ 60	170	17,000	5,950
Cameron International Corp./ February/ 62.5	68	6,800	5,440
Denbury Resources, Inc./ February/ 17(L2)	103	10,300	—
Denbury Resources, Inc./ February/ 18	68	6,800	680
Peabody Energy Corp./ February/ 27	102	10,200	20,196
Pioneer Natural Resources Co./ February/ 110	26	2,600	3,250
Pioneer Natural Resources Co./ February/ 115	34	3,400	9,180
Tesoro Corp./ February/ 42	68	6,800	612
Tesoro Corp./ February/ 43	34	3,400	612
Tesoro Corp./ February/ 44	102	10,200	2,652
Tesoro Corp./ February/ 46	34	3,400	2,142
Tesoro Corp./ February/ 47	34	3,400	2,958
Tesoro Corp./ February/ 48	34	3,400	4,488
Whiting Petroleum Corp./ February/ 45	17	1,700	340
Whiting Petroleum Corp./ February/ 47	52	5,200	3,640
Whiting Petroleum Corp./ February/ 48	34	3,400	4,590
Whiting Petroleum Corp./ February/ 49	119	11,900	21,420
TOTAL PUT OPTIONS WRITTEN (Premiums Received $233,349)			108,638

CALL OPTIONS WRITTEN
Cabot Oil & Gas Corp./ February/ 46	35	3,500	23,450
Cabot Oil & Gas Corp./ February/ 49	68	6,800	26,520
Cabot Oil & Gas Corp./ February/ 50	34	3,400	10,540
Cameron International Corp./ February/ 55	102	10,200	91,800
Cameron International Corp./ February/ 57.5	97	9,700	70,131
Cameron International Corp./ February/ 60	34	3,400	16,660
Denbury Resources, Inc./ February/ 16	171	17,100	43,605
Denbury Resources, Inc./ February/ 17	171	17,100	27,360
Pioneer Natural Resources Co./ February/ 105	17	1,700	21,760
Pioneer Natural Resources Co./ February/ 110	51	5,100	47,430
Pioneer Natural Resources Co./ February/ 115	27	2,700	15,390
Tesoro Corp./ February/ 45	34	3,400	15,130
Tesoro Corp./ February/ 46	34	3,400	10,880
Whiting Petroleum Corp./ February/ 47	34	3,400	5,100
Whiting Petroleum Corp./ February/ 48	34	3,400	3,400
Whiting Petroleum Corp./ February/ 49	68	6,800	2,720
TOTAL CALL OPTIONS WRITTEN (Premiums Received $218,296)			431,876
TOTAL OPTIONS WRITTEN (Premiums Received $451,645)			$540,514

‡                           Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—94.0%
AEROSPACE & DEFENSE—1.5%
Esterline Technologies Corp. *	149,775	$9,943,562
Hexcel Corp. *	176,200	4,720,398
		14,663,960
AIR FREIGHT & LOGISTICS—1.0%
HUB Group, Inc., Cl. A*	268,600	9,887,166

AIRLINES—1.6%
Alaska Air Group, Inc. *	232,850	10,741,371
US Airways Group, Inc. *	321,300	4,588,164
		15,329,535
ALTERNATIVE CARRIERS—0.8%
Cogent Communications Group, Inc.	318,100	7,879,337

APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Fifth & Pacific Cos, Inc.*	650,700	9,825,570

APPAREL RETAIL—2.2%
ANN, Inc. *	220,550	6,801,762
Children’s Place Retail Stores, Inc., /The *	136,900	6,823,096
DSW, Inc., Cl. A	124,250	8,316,053
		21,940,911
APPLICATION SOFTWARE—4.8%
Aspen Technology, Inc. *	331,800	10,153,080
BroadSoft, Inc. *	143,769	4,883,833
Cadence Design Systems, Inc. *	839,150	11,689,359
QLIK Technologies, Inc. *	352,150	7,821,252
Ultimate Software Group, Inc. *	112,750	11,448,634
		45,996,158
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Walter Investment Management Corp. *	160,900	7,209,929
WisdomTree Investments, Inc. *	909,750	7,869,338
		15,079,267
AUTO PARTS & EQUIPMENT—1.4%
American Axle & Manufacturing Holdings, Inc. *	548,100	6,401,808
Dana Holding Corp.	451,900	7,266,552
		13,668,360
BIOTECHNOLOGY—5.2%
Achillion Pharmaceuticals, Inc. *	181,250	1,627,625
Acorda Therapeutics, Inc. *	157,250	4,541,380
Alkermes PLC *	333,850	7,695,242
Cepheid, Inc. *	220,600	7,990,131
Cubist Pharmaceuticals, Inc. *	103,950	4,474,008
Idenix Pharmaceuticals, Inc. *	644,700	3,062,325
Optimer Pharmaceuticals, Inc. *	140,327	1,302,235
Pharmacyclics, Inc. *	124,950	8,662,783
Seattle Genetics, Inc. *	121,550	3,579,648
Synageva BioPharma Corp. *	94,500	4,371,570
Theravance, Inc. *	106,900	2,378,525
		49,685,472

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—1.1%
AO Smith Corp.	155,800	$10,793,824

COMMUNICATIONS EQUIPMENT—2.5%
Aruba Networks, Inc. *	293,100	6,753,024
Ciena Corp. *	239,650	3,752,919
Finisar Corp. *	160,700	2,490,850
RADWARE Ltd. *	196,500	7,146,705
Ruckus Wireless, Inc. *	189,600	4,466,976
		24,610,474
COMPUTER HARDWARE—1.3%
3D Systems Corp. *	98,650	5,706,903
Silicon Graphics International Corp. *	505,850	7,355,059
		13,061,962
COMPUTER STORAGE & PERIPHERALS—0.4%
Fusion-io, Inc.*	250,650	4,381,362

CONSTRUCTION & ENGINEERING—0.2%
Primoris Services Corp.	105,350	2,020,613

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Lindsay Corp.	84,750	7,885,140

CONSTRUCTION MATERIALS—0.5%
Eagle Materials Inc.	75,500	4,890,135

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
WEX, Inc.*	124,635	9,797,557

EDUCATION SERVICES—0.2%
Bright Horizons Family Solutions, Inc.*	56,650	1,586,200

ELECTRONIC EQUIPMENT MANUFACTURERS—1.2%
Cognex Corp.	284,900	11,299,134

ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Clean Harbors, Inc. *	86,650	4,816,874
Tetra Tech, Inc. *	377,600	10,822,016
		15,638,890
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	160,254	8,650,511

FOOD RETAIL—0.7%
Fresh Market, Inc., /The*	135,400	6,619,706

FOOTWEAR—0.5%
Wolverine World Wide, Inc.	120,250	5,170,750

HEALTH CARE EQUIPMENT—4.0%
HeartWare International, Inc. *	65,300	5,901,814
Insulet Corp. *	387,850	8,947,699
NxStage Medical, Inc. *	432,800	5,063,760
Thoratec Corp. *	149,700	5,468,541
Volcano Corp. *	288,950	7,235,307
Wright Medical Group, Inc. *	266,171	5,626,855
		38,243,976

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—1.8%
Healthsouth Corp. *	303,250	$7,235,545
Tenet Healthcare Corporation *	274,250	10,649,128
		17,884,673
HEALTH CARE SERVICES—2.5%
Accretive Health, Inc. *	550,850	7,111,474
HMS Holdings Corp. *	268,950	7,331,577
Team Health Holdings, Inc. *	291,400	9,869,718
		24,312,769
HEALTH CARE SUPPLIES—1.5%
Align Technology, Inc. *	236,500	7,416,640
Endologix, Inc. *	478,950	7,342,304
		14,758,944
HEALTH CARE TECHNOLOGY—1.2%
athenahealth, Inc. *	79,800	6,900,306
Greenway Medical Technologies *	314,100	4,680,090
		11,580,396
HOME FURNISHINGS—0.5%
Ethan Allen Interiors, Inc.	176,750	5,109,843

HOMEFURNISHING RETAIL—1.1%
Pier 1 Imports, Inc.	495,450	10,746,311

HOTELS RESORTS & CRUISE LINES—1.8%
Interval Leisure Group	312,366	6,184,847
Marriott Vacations Worldwide Corp. *	255,400	11,334,652
		17,519,499
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
On Assignment, Inc.*	392,600	9,599,070

INDUSTRIAL MACHINERY—3.6%
Actuant Corp., Cl. A	392,160	11,560,876
Chart Industries, Inc. *	116,450	7,707,826
Middleby Corp. *	31,550	4,459,908
RBC Bearings, Inc. *	215,000	11,336,949
		35,065,559
INTERNET SOFTWARE & SERVICES—3.7%
Cornerstone OnDemand, Inc. *	314,900	10,290,931
DealerTrack Holdings, Inc. *	274,850	8,679,763
ExactTarget, Inc. *	446,200	9,811,938
OpenTable, Inc. *	147,550	7,774,410
		36,557,042
IT CONSULTING & OTHER SERVICES—1.5%
InterXion Holding NV *	356,550	8,197,085
MAXIMUS, Inc.	98,100	6,726,717
		14,923,802
LEISURE FACILITIES—1.9%
Life Time Fitness, Inc. *	175,395	8,897,788
Six Flags Entertainment Corp.	154,650	9,733,671
		18,631,459

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE PRODUCTS—1.0%
Brunswick Corp.	267,700	$9,680,032

LIFE SCIENCES TOOLS & SERVICES—0.9%
Bruker Corp. *	230,750	3,892,753
PAREXEL International Corp. *	146,892	4,972,294
		8,865,047
MANAGED HEALTH CARE—1.0%
Centene Corp. *	116,000	5,006,560
Molina Healthcare, Inc. *	159,750	4,586,423
		9,592,983
METAL & GLASS CONTAINERS—1.0%
Berry Plastics Group, Inc. *	195,550	3,437,769
Silgan Holdings, Inc.	158,300	6,791,070
		10,228,839
MOVIES & ENTERTAINMENT—0.8%
Lions Gate Entertainment Corp.*	401,600	7,357,312

OIL & GAS EQUIPMENT & SERVICES—1.6%
Dril-Quip, Inc. *	74,520	6,042,827
Helix Energy Solutions Group, Inc. *	169,750	4,026,470
Hornbeck Offshore Services, Inc. *	162,900	5,996,349
		16,065,646
OIL & GAS EXPLORATION & PRODUCTION—3.9%
Approach Resources, Inc. *	188,500	5,012,215
Berry Petroleum Co., Cl. A	138,240	5,089,997
Energy XXI Bermuda Ltd.	247,500	7,751,700
Kodiak Oil & Gas Corp. *	527,250	4,850,700
Nothern Oil and Gas, Inc. *	413,250	6,835,155
Rosetta Resources, Inc. *	163,300	8,658,165
		38,197,932
PACKAGED FOODS & MEATS—2.0%
B&G Foods, Inc.	319,650	10,132,905
Hain Celestial Group, Inc. *	161,667	9,213,402
		19,346,307
PHARMACEUTICALS—1.9%
Impax Laboratories, Inc. *	148,750	2,998,800
Questcor Pharmaceuticals, Inc.	207,000	5,274,360
ViroPharma, Inc. *	219,800	5,859,868
Vivus, Inc. *	373,950	4,528,535
		18,661,563
PRECIOUS METALS & MINERALS—0.3%
Hecla Mining Co.	602,300	3,162,075

RAILROADS—1.3%
Genesee & Wyoming, Inc., Cl. A*	147,500	12,475,550

REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	77,400	7,131,636

REGIONAL BANKS—0.9%
Texas Capital Bancshares, Inc.*	210,900	8,731,260

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—0.9%
CoStar Group, Inc.*	97,655	$9,158,086

RESTAURANTS—1.7%
Cheesecake Factory, Inc., /The	214,350	7,107,846
Domino’s Pizza, Inc.	211,400	9,844,898
		16,952,744
SEMICONDUCTORS—3.0%
Applied Micro Circuits Corporation *	508,200	4,355,274
Cavium Networks, Inc. *	200,050	6,689,672
Cypress Semiconductor Corp.	455,650	4,679,526
Freescale Semiconductor Holdings Ltd. *	407,450	5,887,653
Microsemi Corp. *	389,600	8,150,431
		29,762,556
SPECIALIZED CONSUMER SERVICES—0.4%
Sotheby’s	109,100	3,918,872

SPECIALTY CHEMICALS—3.4%
Chemtura Corp. *	412,650	9,788,057
Cytec Industries, Inc.	109,450	8,022,685
PolyOne Corp.	368,850	8,055,684
Rockwood Holdings, Inc.	141,450	7,741,559
		33,607,985
SPECIALTY STORES—2.2%
Five Below, Inc.	281,440	10,413,280
Vitamin Shoppe, Inc. *	188,800	11,531,904
		21,945,184
SYSTEMS SOFTWARE—2.4%
Allot Communications Ltd. *	224,000	3,088,960
CommVault Systems, Inc. *	123,600	9,483,828
Infoblox, Inc. *	257,800	4,859,530
Sourcefire, Inc. *	133,050	5,667,930
		23,100,248
THRIFTS & MORTGAGE FINANCE—0.6%
Northwest Bancshares, Inc.	464,000	5,660,800

TRADING COMPANIES & DISTRIBUTORS—1.3%
Beacon Roofing Supply, Inc. *	248,300	8,973,562
Watsco, Inc.	51,398	3,872,839
		12,846,401
TRUCKING—0.8%
Avis Budget Group, Inc.*	343,800	7,402,014
TOTAL COMMON STOCKS (Cost $734,078,138)		919,146,409

MASTER LIMITED PARTNERSHIP —0.7%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Fortress Investment Group LLC, Cl. A	1,340,862	6,851,805
TOTAL MASTER LIMITED PARTNERSHIP (Cost $6,964,233)		6,851,805

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—4.6%
MORTGAGE—1.5%
American Capital Mortgage Investment Corp.	226,650	$5,911,032
Two Harbors Investment Corp.	669,250	8,312,085
		14,223,117
OFFICE—0.5%
Dupont Fabros Technology, Inc.	204,100	4,824,924

RESIDENTIAL—1.2%
American Homes 4 Rent *(L2)(a)	312,150	4,838,325
Silver Bay Realty Trust Corp. *	332,800	6,908,928
		11,747,253
SPECIALIZED—1.4%
Extra Space Storage, Inc.	231,400	9,218,976
Ryman Hospitality Properties	119,115	4,761,027
		13,980,003
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $38,696,227)		44,775,297

Total Investments (Cost $779,738,598)(b)	99.3%	970,773,511
Other Assets in Excess of Liabilities	0.7	6,838,375
NET ASSETS	100.0%	$977,611,886

‡               Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                        Non-income producing security.

(a)                Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.5% of the net assets of the Fund.

(b)                At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $785,524,411, amounted to $185,249,100 which consisted of aggregate gross unrealized appreciation of $212,552,435 and aggregate gross unrealized depreciation of $27,303,335.

(L2)         Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund (formerly the Alger Large Cap Growth Institutional Fund), Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services and Class R shares bears the cost of its plan of distribution.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of less than sixty days are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Trust’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of January 31, 2013 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$352,346,223	$352,346,223	—	—
Consumer Staples	181,344,318	181,344,318	—	—
Energy	104,384,850	104,384,850	—	—
Financials	116,781,787	116,781,787	—	—
Health Care	234,594,015	233,983,015	611,000	—
Industrials	260,076,652	260,076,652	—	—
Information Technology	528,626,684	528,626,684	—	—
Materials	73,877,327	73,877,327	—	—
Telecommunication Services	43,372,574	43,372,574	—	—
TOTAL COMMON STOCKS	$1,895,404,430	$1,894,793,430	$611,000	—
MASTER LIMITED PARTNERSHIP
Financials	$18,267,154	$18,267,154	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$40,546,545	$31,221,202	$9,325,343	—
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$3,776,949	—	$3,776,949	—
TOTAL INVESTMENTS IN SECURITIES	$1,957,995,078	$1,944,281,786	$13,713,292	—

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NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Capital Appreciation Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,685,456	$2,685,456	—	—
Consumer Staples	971,943	971,943	—	—
Energy	761,372	761,372	—	—
Financials	987,708	987,708	—	—
Health Care	1,134,129	1,134,129	—	—
Industrials	1,838,644	1,838,644	—	—
Information Technology	3,399,204	3,399,204	—	—
Materials	429,242	429,242	—	—
Telecommunication Services	274,743	274,743	—	—
TOTAL COMMON STOCKS	$12,482,441	$12,482,441	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$135,898	$135,898	—	—
TOTAL INVESTMENTS IN SECURITIES	$12,618,339	$12,618,339	—	—

Alger Small Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$164,053,046	$164,053,046	—	—
Consumer Staples	34,616,524	34,616,524	—	—
Energy	54,263,579	54,263,579	—	—
Financials	36,602,962	36,602,962	—	—
Health Care	193,585,822	193,585,822	—	—
Industrials	162,765,809	162,765,809	—	—
Information Technology	213,490,295	213,490,295	—	—
Materials	51,889,035	51,889,035	—	—
Telecommunication Services	7,879,337	7,879,337	—	—
TOTAL COMMON STOCKS	$919,146,409	$919,146,409	—	—
MASTER LIMITED PARTNERSHIP
Financials	$6,851,805	$6,851,805	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$44,775,297	$39,936,972	$4,838,325	—
TOTAL INVESTMENTS IN SECURITIES	$970,773,511	$965,935,186	$4,838,325	—

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NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$35,863,997	$35,863,997	—	—
Consumer Staples	10,532,372	10,532,372	—	—
Energy	13,643,277	13,643,277	—	—
Financials	13,152,213	13,152,213	—	—
Health Care	24,873,642	24,813,842	59,800	—
Industrials	34,074,380	34,074,380	—	—
Information Technology	36,059,300	36,059,300	—	—
Materials	12,790,546	12,790,546	—	—
Telecommunication Services	4,744,674	4,744,674	—	—
Utilities	1,846,800	1,846,800	—	—
TOTAL COMMON STOCKS	$187,581,201	$187,521,401	$59,800	—
MASTER LIMITED PARTNERSHIP
Financials	$1,588,408	$1,588,408	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$3,088,258	$1,043,808	$2,044,450	—
PURCHASED OPTIONS
Energy	$2,958	$2,958	—	—
TOTAL INVESTMENTS IN SECURITIES	$192,260,825	$190,156,575	$2,104,250	—
SECURITIES SOLD SHORT
OPTIONS WRITTEN
	$612	$612	—	—
Energy	$539,902	$539,902	—	—
TOTAL OPTIONS WRITTEN	$540,514	$540,514	—	—

On January 31, 2013 there were no transfers of securities between Level 1 and Level 2.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2013, options were used in accordance with these objectives.

The fair values of derivative instruments as of January 31, 2013 are as follows:

Alger Mid Cap Growth Institutional Fund

	ASSET DERIVATIVES 2013		LIABILITY DERIVATIVES 2013
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$2,958
Written Put Options	—	—	Written options outstanding, at value	$108,638
Written Call Options	—	—	Written options outstanding, at value	431,876
Total		$2,958		$540,514

For the three months ended January 31, 2013, the Alger Mid Cap Growth Institutional Fund had option purchases of $599,083 and option sales of $1,929,226. The effect of derivative instruments on the statement of operations for the three months ended January 31, 2013 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$110,191
Written Options	906,930
Total	$1,017,121

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NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$2,383
Written Options	(127,712)
Total	$(125,329)

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Funds do not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Hal Liebes

Hal Liebes

President

Date: April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: April 1, 2013

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: April 1, 2013